Financial instruments	12 Months Ended
Aug. 31, 2025
Notes and other explanatory information [abstract]
Financial instruments

23.	Financial instruments

Fair value of financial instruments

The following table sets out the classification of the Company’s financial instruments as at August 31, 2025 and 2024:

	August 31, 2025	August 31, 2024
Financial Assets
Measured at amortized cost
Amounts receivable	$3,818	$1,958
Measured at fair value through profit or loss
Cash	7,770	8331

	August 31, 2025	August 31, 2024
Financial Liabilities
Measured at amortized cost
Amounts payables and accrued liabilities	18,164	15,545
Measured at fair value through profit or loss
Derivative financial instrument liabilities	1,011	2,273

Cash and derivative warrant liabilities are classified as measured at fair value through profit and loss. Amounts receivable and amounts payable are classified as measured at amortized cost. The carrying value of the Company’s amounts receivable and amounts payable approximate their fair value due to the relatively short-term nature of these instruments.

Fair value estimates are made at a specific point in time based on relevant market information and information about financial instruments. These estimates are subject to and involve uncertainties and matters of significant judgment and therefore cannot be determined with precision. Changes in assumptions could significantly affect the estimates.

The Company classifies its financial instruments carried at fair value according to a three-level hierarchy that reflects the significance of the inputs used in making the fair value measurements. The three levels of fair value hierarchy, giving the highest priority to Level 1 inputs and the lowest priority to Level 3 inputs, are as follows:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities;
•	Level 2 – Inputs other than quoted prices that are observable for assets and liabilities, either directly or indirectly; and
•	Level 3 – Inputs for assets or liabilities that are not based on observable market data.

As at August 31, 2025 and 2024, cash was classified as Level 1 and derivative financial instruments (Note 12) were classified as Level 3 under the fair value hierarchy.

A summary of the Company’s risk exposures as they relate to financial instruments are reflected below:

Credit risk

Credit risk is the risk of an unexpected loss if a counterparty to a financial instrument fails to meet its contractual obligations. The Company is subject to credit risk on cash balances at banks and amounts receivable. The carrying value of those accounts represent the Company’s maximum exposure to credit risk.

The Company does not have any significant credit risk exposure as cash is held with multi-national financial institutions with limited credit risk. The Company does not have significant credit risk exposure on accounts receivable as gold sales are executed with an established gold metal merchant with access to significant credit lines or the central bank of Tanzania. The majority of gold production is sold into the spot market or prepaid by the counterparty.

The Company has not recorded an impairment or allowance for credit risk as at August 31, 2025 and 2024.

Liquidity risk

The Company’s approach to managing liquidity risk is to ensure that it will have sufficient liquidity to meet liabilities when due. As at August 31, 2025, the Company had current assets of $25.8 million, including cash of $7.8 million, and current liabilities of $24.5 million. The Company’s current assets exceeded its current liabilities by $1.3 million. Within working capital, current liabilities include $1.0 million in derivative liabilities which will only be settled by issuing equity of the Company. As at August 31, 2025, the Company also had access to a $5.0 million overdraft facility (Note 27) to support working capital requirements. Further funding may be required for working capital purposes and to finance the Company’s exploration program, process plant expansion or execution of its LOM plan.

Foreign currency risks

The Company is exposed to the financial risk related to the fluctuation of foreign exchange rates. The Company has operations in Canada, the United States of America and Tanzania and holds cash mainly in CAD, USD and Tanzanian Shillings (“TZS”). A significant change in the currency exchange rates between USD relative to CAD and TZS could have an effect on the Company’s results of operations, financial position or cash flows. As at August 31, 2025, the Company had no hedging agreements in place with respect to foreign exchange rates.

The carrying amounts of the Company’s foreign currency denominated monetary assets and liabilities are as follows:

	August 31, 2025	August 31, 2024
Monetary Assets
CAD	$499	$621
TZS	8,322	5,543

	August 31, 2025	August 31, 2024
Monetary Liabilities
CAD	$891	$893
TZS	30,555	23,172

Sensitivity analysis

If the USD had appreciated by 10% against the CAD and TZS, monetary financial assets and financial liabilities as at August 31, 2025 and 2024 would increase or decrease by:

	August 31, 2025	August 31, 2024
Financial Assets
CAD	$(50)	$(62)
TZS	(832)	(554)
	August 31, 2025	August 31, 2024
Financial Liabilities
CAD	$89	$89
TZS	3,056	2,310